Income Taxes - Additional Information (Detail) - USD ($)	4 Months Ended	7 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax provision	$ 2,347	$ 22,010
Effective tax rate		(0.50%)
Valuation allowance		$ 48,114
unrecognized tax benefits		0
Unrecognized tax benefits on payments of interest and penalities accrued		$ 0